Trade and other receivables (Details) - CAD ($)	May 31, 2024	Aug. 31, 2023
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 9,863	$ 59,364
Sales taxes receivable	161,715	159,114
R&D tax credit receivable	143,500	143,500
Other receivables	8,163	188,858
Total trade and other current receivables	323,241	550,836
Past Due But Not Impaired
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 9,863	$ 59,364